SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following presents segment results of operations for the year ended December 31, 2014:

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$24,063	$55,911	$36,168	$(10,852)	$105,290

Segments operating profit (loss)	$3,859	$5,619	$(60)	$(2,871)	$6,547

Segments tangible and intangible assets	$8,679	$26,878	$22,038	$4,405	$62,000

Depreciation, amortization and impairment expenses	$349	$2,188	$2,230	$-	$4,767

Expenditure for assets	$165	$2,586	$1,706	$-	$4,457

The following presents segment results of operations for the year ended December 31, 2013:

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$24,268	$46,309	$35,681	$(8,401)	$97,857

Segments operating profit	$3,065	$4,385	$505	$(1,909)	$6,046

Segments tangible and intangible assets	$9,494	$30,075	$27,069	$5,400	$72,038

Depreciation, amortization and impairment expenses	$291	$1,580	$2,178	$-	$4,049

Expenditure for assets	$135	$1,260	$3,268	$-	$4,663

The following presents segment results of operations for the year ended December 31, 2012:

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$22,660	$35,985	$32,555	$(6,368)	$84,832

Segments operating profit	$1,731	$2,489	$526	$342	$5,088

Segments tangible and intangible assets	$12,522	$23,024	$25,068	$(571)	$60,043

Depreciation, amortization and impairment expenses	$561	$1,345	$3,640	$-	$5,546

Expenditure for assets	$156	$985	$2,892	$-	$4,033

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Summary information about geographical areas:

		Year ended December 31,
		2014	2013	2012
1.	Revenues *):

	Israel	$70,267	$68,735	$60,423
	Latin America	11,461	13,756	12,611
	Brazil	10,669	2,666	-
	Europe	5,891	8,928	10,289
	Other	7,002	3,772	1,509

		$105,290	$97,857	$84,832

*)	Revenues are attributed to geographic areas based on the location of the end-customers.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
		December 31,
		2014	2013	2012

2.	Long-lived assets:

	Israel	$58,124	$68,832	$58,200
	Argentina	711	779	1,203
	Mexico	348	381	386
	Brazil	2,297	2,475	-
	South Africa	513	-	-
	Other	7	8	7

		$62,000	$72,475	$59,796